MINING RIGS (Tables)	12 Months Ended
Dec. 31, 2024
MINING RIGS [Abstract]
Mining Rigs
The details of mining rigs are as follows:

In thousands of USD	Mining rigs
Cost:
At January 1, 2022	123,136
Additions	12,016
Disposals	(12,949)
At December 31, 2022	122,203
Accumulated depreciation:
At January 1, 2022	(76,561)
Charge for the year	(29,281)
Disposals	11,443
At December 31, 2022	(94,399)
Impairment:
At January 1, 2022	(106)
Disposal	5
At December 31, 2022	(101)
Net book value:
At December 31, 2022	27,703

Cost:
At January 1, 2023	122,203
Additions	63,041
Disposals	(16,731)
At December 31, 2023	168,513
Accumulated depreciation:
At January 1, 2023	(94,399)
Charge for the year	(25,663)
Disposals	15,127
At December 31, 2023	(104,935)
Impairment:
At January 1, 2023	(101)
Disposal	-
At December 31, 2023	(101)
Net book value:
At December 31, 2023	63,477

Cost:
At January 1, 2024	168,513
Additions(1)	24,982
Disposals	(8,590)
At December 31, 2024	184,905
Accumulated depreciation:
At January 1, 2024	(104,935)
Charge for the year	(19,470)
Disposals	6,925
At December 31, 2024	(117,480)
Impairment:
At January 1, 2024	(101)
Disposal	-
At December 31, 2024	(101)
Net book value:
At December 31, 2024	67,324

(1)	Approximately US$16.7 million of addition to mining rigs in the year ended December 31, 2024 was transferred from inventories.